Pipe Escrow Account	12 Months Ended
Dec. 31, 2022
Pipe Escrow Account [Abstract]
PIPE ESCROW ACCOUNT

8. PIPE ESCROW ACCOUNT

In September 2022, NWTN and Al Ataa Investment LLC (“PIPE Investor” or the “Pledgee”), a company incorporated in Abu Dhabi Global Market entered into a PIPE Subscription Agreement for PIPE Investor investing US$200 million into NWTN. Following the execution of PIPE Subscription Agreement, in September 2022, seven shareholders of ICONIQ (“Pledgor”), and PIPE Investor entered into a Cash Pledge Agreement. The agreement shall take effect and shall expire two years from the date the Pledgee transfers the US$200 million into the account. Pursuant to the Cash Pledge Agreement, the Pledgor agreed to pledge as following:

(a)	To cover Pledgee’s PIPE investment in NWTN by reimbursing the Pledgee the difference between the sales price of Pledgee’s NWTN stocks in open market and the $10.26 book value of Pledgee’s holding shares, if the sales price is lower than the $10.26 book value, for a period of 24 months.

(b)	To award Pledgee’s PIPE investment in NWTN by guaranteeing the Pledgee a minimum 15% annual return on its remaining holding of NWTN shares for a period of 24 months, to be paid on a semi-annual basis. In the event of an investment exit by the Pledgee, any accrued annual 15% return payments must be paid to the Pledgee calculated up to the exit date.

In addition, NWTN, FIRST ABU DHABI BANK PJSC (the “Escrow Agent”), and an affiliate entity of PIPE Investor entered into an Escrow Agreement. Pursuant to the Escrow Agreement, NWTN should open an account (the “Escrow Account”) and credit the sum of US$100 million (the “Escrow Amount”) into the Escrow Account as cash pledge for the disbursements stated in the agreements. Pledgor is the obligator of the following disbursements, if any. As of December 31, 2022, the Escrow Account was opened in the name of a subsidiary of Al Ataa, and NWTN had disbursed $100 million into the account, which presented as PIPE escrow account on the consolidated balance sheet.

Key terms of Escrow Agreement were as follows:

(a)	Escrow Account is a non-interest-bearing account.

(b)	Escrow Amount would be transferred a minimum 15% annual return to PIPE Investor on PIPE Investor’s holding of NWTN’s ordinary shares for a period of 24 months, to be disbursed on semi-annual basis. In the event of an investment exit by PIPE Investor, any accrued annual 15% return payments must be paid to the PIPE Investor calculated up to the exit date.

(c)	NWTN’s market share price (VWAP of 10 days,1 month, 3 months) and PIPE Investor’s share selling plan for the following 6 months, if any, is to be evaluated on a quarterly basis. At times of market price of NWTN’s shares drop below $10.26 and the total difference between market price and $10.26 (plus the shortage to make guaranteed 15%minimum annual return) exceeds the escrow account balance of US$100 million, NWTN should deposit additional funds to make up the difference.

(d)	3 months after (b) above is executed, the escrow account will be reviewed. If the market value of NWTN’s shares has recovered, funds over the needed US$100 million escrow will be redirect back to NWTN’s business operating account.

(e)	Escrow Agent shall release the Escrow Amount and transfer such amount less any amounts which Escrow Agent is entitled to retain to NWTN in 3 business days after November 9, 2024.

In accordance with Codification of Staff Accounting Bulletins Topic 5: Miscellaneous Accounting – T. Accounting for Expenses or Liabilities Paid by Principal Stockholder(s) (SAB 5T), as the Pledgor is obligated to pay the 15% annual return on a semi-annual basis to the Pledgee, which should be reflected as an expense in the Group’s financial statements with a corresponding credit to contributed (paid-in) capital. The minimum 15% guaranteed annual return on Al Ataa’s holding shares is recognized as financial expenses during the execution period and the actual disbursements to Al Ataa will be recognized as additional paid-in capital as incurred.

For the year ended December 31, 2022, the financial expenses for PIPE Investor was $3.9 million, and the payment to PIPE Investor from both the Group and the Pledgors were nil. Subsequent in 2023 and 2024, the Group had paid the total financial expenses of $60 million to PIPE Investor itself in advance, while the Pledgor did not make any payment to the Group, therefore, the Group recognized amounts due from the Pledgors of $60 million and credit the amount as additional paid-in capital subsequently.